[QUARLES & BRADY LLP LETTERHEAD]



                                                              February 2, 2007


VIA EDGAR
---------

Division of Investment Management
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

                  Re: The Catholic Funds, Inc. (the "Registrant") 1933 Registration No. 333-69803 1940 Act File No. 811-09177

                        Rule 497(j) Certification for Prospectus and Statement of Additional Information in Connection with Post-Effective Amendment No. 12 to Registration Statement on Form N-1A


Ladies and Gentlemen:

      This is to certify that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933 in connection with Post-Effective Amendment No. 12 (the "Amendment") to the Registration Statement on Form N-1A of the Registrant named above would not have contained any changes as compared to the forms of the Prospectus and Statement of Additional Information included in said Amendment. Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

      The Amendment was filed on January 31, 2007 pursuant to Rule 485(b) and automatically became effective on February 1, 2007. The definitive Prospectus and Statement of Additional Information are dated February 1, 2007.

                                             Very truly yours,

                                             QUARLES & BRADY LLP


                                             /s/  Fredrick G. Lautz

                                             Fredrick G. Lautz


cc(w/enc):    Daniel Steininger, President
              Mr. Allan G. Lorge
              Mr. Daniel M. Hanrahan